Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Market adjustment in cost of revenue	$ 2,233,452	$ 3,644,243	$ 6,341,957